Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Hong Kong ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 5.9%
Bank of East Asia Ltd. (The)(a)	3,383,010	$6,101,726
BOC Hong Kong Holdings Ltd.	9,599,000	26,749,891
Hang Seng Bank Ltd.	1,983,200	30,166,337

		63,017,954

Beverages — 1.2%
Budweiser Brewing Co. APAC Ltd.(a)(b)	4,459,500	12,484,989

Biotechnology — 1.5%
BeiGene Ltd., ADR(c)	100,068	16,565,257

Capital Markets — 10.1%
Hong Kong Exchanges & Clearing Ltd.	3,105,900	108,271,730

Diversified Telecommunication Services — 1.9%
HKT Trust & HKT Ltd.	9,824,500	13,968,003
PCCW Ltd.	11,000,169	6,031,572

		19,999,575

Electric Utilities — 7.2%
CK Infrastructure Holdings Ltd.	1,713,000	8,552,845
CLP Holdings Ltd.	4,257,200	41,715,177
HK Electric Investments & HK Electric Investments Ltd.	6,876,000	6,813,015
Power Assets Holdings Ltd.	3,594,000	20,007,883

		77,088,920

Equity Real Estate Investment Trusts (REITs) — 3.7%
Link REIT	5,358,300	40,061,087

Food & Staples Retailing — 0.3%
Dairy Farm International Holdings Ltd.	864,800	3,649,456

Food Products — 2.0%
WH Group Ltd.(b)	24,828,000	21,397,373

Gas Utilities — 4.1%
Hong Kong & China Gas Co. Ltd.	26,304,100	44,253,059

Hotels, Restaurants & Leisure — 7.9%
Galaxy Entertainment Group Ltd.	5,618,000	37,907,548
Melco Resorts & Entertainment Ltd., ADR	566,462	9,080,386
Sands China Ltd.	6,282,800	24,438,965
SJM Holdings Ltd.	5,143,000	5,712,970
Wynn Macau Ltd.	4,047,600	6,840,867

		83,980,736

Industrial Conglomerates — 7.5%
CK Hutchison Holdings Ltd.	6,992,767	42,763,147
Jardine Matheson Holdings Ltd.	569,700	22,873,455
Jardine Strategic Holdings Ltd.	574,400	11,459,280
NWS Holdings Ltd.	4,051,000	3,177,665

		80,273,547

Insurance — 23.8%
AIA Group Ltd.	31,332,200	254,061,253

Security	Shares	Value

Machinery — 2.9%
Techtronic Industries Co. Ltd.	3,557,647	$30,614,766

Real Estate Management & Development — 16.6%
CK Asset Holdings Ltd.	6,697,267	36,419,792
Hang Lung Properties Ltd.	5,248,000	11,036,305
Henderson Land Development Co. Ltd.	3,764,762	13,429,966
Hongkong Land Holdings Ltd.	3,027,900	11,384,904
Kerry Properties Ltd.	1,687,500	3,984,163
New World Development Co. Ltd.	15,906,066	16,027,142
Sino Land Co. Ltd.	8,124,000	9,464,549
Sun Hung Kai Properties Ltd.	3,381,000	38,821,958
Swire Pacific Ltd., Class A	1,294,500	6,713,831
Swire Properties Ltd.	3,032,600	6,753,022
Wharf Real Estate Investment Co. Ltd.	2,757,150	10,600,319
Wheelock & Co. Ltd.	1,862,357	12,578,298

		177,214,249

Road & Rail — 1.8%
MTR Corp. Ltd.	3,990,583	19,126,585

Semiconductors & Semiconductor Equipment — 0.7%
ASM Pacific Technology Ltd.	796,100	7,241,008

Total Common Stocks — 99.1% (Cost: $1,409,924,131)		1,059,301,544

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(d)(e)(f)	1,934,434	1,937,335
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(d)(e)	1,075,000	1,075,000

		3,012,335

Total Short-Term Investments — 0.3% (Cost: $3,009,461)		3,012,335

Total Investments in Securities — 99.4% (Cost: $1,412,933,592)		1,062,313,879

Other Assets, Less Liabilities — 0.6%		6,288,368

Net Assets — 100.0%		$1,068,602,247

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Hong Kong ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	16,773,322	(14,838,888)	1,934,434	$1,937,335	$89,545	(b)	$(94,035)	$4,552
BlackRock Cash Funds: Treasury, SL Agency Shares	613,000	462,000	1,075,000	1,075,000	22,528		—	—

				$3,012,335	$112,073		$(94,035)	$4,552

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Hang Seng Index	71	06/29/20	$10,428	$84,973

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,059,301,544	$—	$—	$1,059,301,544
Money Market Funds	3,012,335	—	—	3,012,335

	$1,062,313,879	$—	$—	$1,062,313,879

Derivative financial instruments(a)
Assets
Futures Contracts	$84,973	$—	$—	$84,973

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

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